UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31st, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	  Building One, Suite 320
	  Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Russell Wilkins
Title:    Vice President
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Russell G. Wilkins    Austin, TX April 30, 2010
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   72
Form 13F Information Table Value Total:   $3254538
List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abercrombie & Fitch            common           002896207     9128   200000 SH       SOLE                   197000              3000
Altria Group                   common           02209S103     1098    53501 SH       SOLE                                      53501
AmeriCredit Corp.              common           03060R101    95215  4007385 SH       SOLE                  3723185            284200
American Express Co.           common           025816109    16451   398715 SH       SOLE                   383015             15700
BNY Mellon Corp                common           064058100    10210   330646 SH       SOLE                   330646
Bancorp Inc., The              common           05969A105    18602  2090107 SH       SOLE                  1818420            271687
Bank of America                common           060505104     8327   466500 SH       SOLE                   466500
Becton Dickinson               common           075887109    40368   512745 SH       SOLE                   510945              1800
Berkshire Hath Cl. A           common           084670108    18514      152 SH       SOLE                                        152
Berkshire Hath Cl. B           common           084670207     2267    27900 SH       SOLE                                      27900
CR Bard Inc.                   common           067383109    72302   834701 SH       SOLE                   831801              2900
Cintas Corp.                   common           172908105      759    27000 SH       SOLE                                      27000
Clorox Co.                     common           189054109   166750  2599783 SH       SOLE                  2543944             55839
Coca-Cola Co.                  common           191216100   274635  4993360 SH       SOLE                  4805320            188040
Colgate Palmolive              common           194162103     7725    90600 SH       SOLE                    90000               600
Comcast Corp. Spl A            common           20030N200   152290  8474704 SH       SOLE                  8362104            112600
ConocoPhillips                 common           20825C104   173561  3391850 SH       SOLE                  3375700             16150
Covidien Plc.                  common           G2554F105    10019   199270 SH       SOLE                   184370             14900
Dell Inc.                      common           24702R101    11633   775000 SH       SOLE                   775000
Dish Network Corp.             common           25470M109     8744   420000 SH       SOLE                   420000
Dun & Bradstreet Corp.         common           26483E100     3170    42600 SH       SOLE                                      42600
Ebay Inc.                      common           278642103    59107  2193225 SH       SOLE                  2054525            138700
Equifax Inc.                   common           294429105     2180    60900 SH       SOLE                                      60900
Exelon Corp.                   common           30161N101     1178    26900 SH       SOLE                                      26900
Exxon Mobil Corp.              common           30231G102     2699    40300 SH       SOLE                    28000             12300
FMC Technologies Inc.          common           30249U101      255     3952 SH       SOLE                                       3952
H&R Block                      common           093671105    71202  4000120 SH       SOLE                  3940970             59150
Hewlett-Packard Co.            common           428236103    19665   370000 SH       SOLE                   370000
Johnson & Johnson              common           478160104   110062  1688069 SH       SOLE                  1629454             58615
Kraft Foods, Inc.              common           50075n104     1203    39770 SH       SOLE                                      39770
Lancaster Colony Corp.         common           513847103    42562   721886 SH       SOLE                   671885             50001
Leucadia Nat'l Corp.           common           527288104     2895   116700 SH       SOLE                                     116700
Liberty Media Int. A           common           53071M104    81302  5310401 SH       SOLE                  4974150            336251
Loews Corp.                    common           540424108    15840   424905 SH       SOLE                   421905              3000
Lowes Companies Inc.           common           548661107     2177    89800 SH       SOLE                                      89800
MGIC Investment                common           552848103      329    30000 SH       SOLE                    30000
Markel Corp.                   common           570535104      337      900 SH       SOLE                                        900
Microsoft Corp.                common           594918104   155438  5310505 SH       SOLE                  5036085            274420
News Corp. Cl. A               common           65248E104   331552 23008490 SH       SOLE                 22683890            324600
News Corporation               common           65248E203     1361    80000 SH       SOLE                                      80000
Paychex Inc.                   common           704326107     2061    67100 SH       SOLE                                      67100
PepsiCo Inc.                   common           713448108   323558  4890541 SH       SOLE                  4829941             60600
Pfizer Inc.                    common           717081103   170002  9912650 SH       SOLE                  9698010            214640
Philip Morris Int'l            common           718172109     2827    54201 SH       SOLE                                      54201
Prestige Brands Hldgs          common           74112D101     4019   446600 SH       SOLE                   446600
Procter & Gamble Co.           common           742718109   116153  1835830 SH       SOLE                  1734933            100897
Resource America Inc.          common           761195205     8027  1672359 SH       SOLE                  1635759             36600
SLM Corp. SR NT                common           78442P304      506    28355 SH       SOLE                    25255              3100
Sara Lee Corp.                 common           803111103      234    16800 SH       SOLE                                      16800
Stryker Corp.                  common           863667101     8612   150500 SH       SOLE                   110000             40500
Sysco Corporation              common           871829107    71667  2429374 SH       SOLE                  2416674             12700
TJX Co.                        common           872540109     2560    60200 SH       SOLE                                      60200
Total System Svc. Inc.         common           891906109    35964  2296540 SH       SOLE                  2276340             20200
Toyota Industries ADR          common           892330101    30618  1080000 SH       SOLE                  1080000
Tyco International             common           H89128104     3882   101500 SH       SOLE                    87500             14000
U.S. Bancorp                   common           902973304    69264  2676365 SH       SOLE                  2653147             23218
USG Corp.                      common           903293405    21209  1235950 SH       SOLE                  1225950             10000
United Healthcare              common           91324P102    62397  1909924 SH       SOLE                  1903574              6350
United Parcel Service          common           911312106     1913    29706 SH       SOLE                                      29706
Viacom Inc. Cl. A              common           92553P102      865    23575 SH       SOLE                                      23575
Viacom Inc. Cl. B              common           92553P201   209457  6092400 SH       SOLE                  5908300            184100
Wal Mart Stores Inc.           common           931142103    37615   676530 SH       SOLE                   626129             50401
Walgreen Co.                   common           931422109     2611    70400 SH       SOLE                                      70400
WellPoint Inc.                 common           94973V107    11363   176500 SH       SOLE                   176500
Wells Fargo & Co.              common           949746101     1049    33700 SH       SOLE                    14500             19200
Wesco Financial Co.            common           950817106     2228     5780 SH       SOLE                                       5780
Western Union Co.              common           959802109     2615   154201 SH       SOLE                                     154201
WisdomTree Japan ETF                            97717W836      307 7400.000 SH       SOLE                 7400.000
Interpublic Grp. Pfd.                           460690803    30269    34010 SH       SOLE                    34000                10
SLM Corp. Pfd. A                                78442P205    16641   433824 SH       SOLE                   430624              3200
Telephone & Data Pfd.                           879433878      551    22200 SH       SOLE                                      22200
Viacom Inc. Pfd.                                92553P300      375    15000 SH       SOLE                                      15000